Investment Portfolio - September 30, 2022

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMON STOCKS - 0.6%

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Jonah Energy Parent LLC*2
(Identified Cost $1,288,725)		85,915	$4,889,423

PREFERRED STOCKS - 1.0%

Health Care - 0.3%
Pharmaceuticals - 0.3%
Harrow Health, Inc., 8.625%, 4/30/2026		109,800	2,723,040

Information Technology - 0.7%
Software - 0.7%
Argo Blockchain plc (United Kingdom),
8.75%, 11/30/2026		71,086	1,129,556
Greenidge Generation Holdings, Inc.,
8.50%, 10/31/2026		70,000	854,000
Synchronoss Technologies, Inc.,
8.375%, 6/30/2026		152,955	3,361,951

TOTAL PREFERRED STOCKS
(Identified Cost $10,072,534)			8,068,547

LOAN ASSIGNMENTS - 0.9%

American Axle & Manufacturing, Inc.,
Tranche B Term Loan, Term B, (1 mo. LIBOR US + 2.250%), 5.069%, 4/6/2024[3]
(Identified Cost $7,568,487)		7,618,143	7,439,116

CORPORATE BONDS - 33.9%

Non-Convertible Corporate Bonds- 33.9%
Communication Services - 4.5%
Entertainment - 2.3%
Media & Games Invest SE (Malta) (3 mo. EURIBOR + 6.250%), 7.316%, 6/21/2026[3,4]	EUR	8,000,000	7,553,232
Warnermedia Holdings, Inc.,
(U.S. Secured Overnight Financing Index + 1.780%), 4.364%, 3/15/2024[3,4]		7,500,000	7,483,095
4.054%, 3/15/20294		4,500,000	3,893,585
			18,929,912
Interactive Media & Services - 0.7%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[4]		6,650,000	5,973,350

Media - 0.9%
Quebecor Media, Inc. (Canada), 5.75%, 1/15/2023		7,450,000	7,435,615

Wireless Telecommunication Services - 0.6%
Sprint Communications LLC, 6.00%, 11/15/2022		1,650,000	1,651,103

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Wireless Telecommunication Services (continued)
Sprint Corp., 7.875%, 9/15/2023		2,737,000	$2,767,600
			4,418,703
Total Communication Services			36,757,580

Consumer Discretionary - 3.8%
Automobiles - 1.4%
Ford Motor Credit Co. LLC,
3.35%, 11/1/2022		3,518,000	3,511,932
3.087%, 1/9/2023		3,110,000	3,086,811
Hyundai Capital America, 5.75%, 4/6/2023[4]		5,000,000	5,014,996
			11,613,739
Hotels, Restaurants & Leisure - 1.3%
Expedia Group, Inc., 3.25%, 2/15/2030		3,400,000	2,752,646
MGM Resorts International, 6.00%, 3/15/2023		7,363,000	7,357,873
			10,110,519
Internet & Direct Marketing Retail - 1.1%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037		3,210,000	2,461,263
Amazon.com, Inc., 3.30%, 4/13/2027		4,000,000	3,784,032
Gaming Innovation Group plc (Malta) (3 mo. STIB + 8.500%), 9.979%, 6/11/2024 (Acquired 01/26/2022, cost $1,097,585)[3,4,5]	SEK	10,000,000	904,620
North Investment Group AB (Sweden) (3 mo. STIB + 9.000%), 10.375%, 5/5/2024 (Acquired 04/22/2021, cost $2,818,941)[3,5]	SEK	23,750,000	2,121,775
			9,271,690
Total Consumer Discretionary			30,995,948

Consumer Staples - 1.2%
Beverages - 0.4%
PepsiCo, Inc., 3.90%, 7/18/2032		4,000,000	3,696,974

Food Products - 0.8%
Campbell Soup Co., 3.65%, 3/15/2023		4,680,000	4,662,184
Greenfood AB (Sweden) (3 mo. STIB + 7.000%), 8.35%, 11/4/2025 (Acquired 10/28/2021, cost $2,486,820)[3,5]	SEK	21,250,000	1,775,960
			6,438,144
Total Consumer Staples			10,135,118

Energy - 4.0%
Energy Equipment & Services - 0.4%
Kent Global plc (United Kingdom), 10.00%, 6/28/2026		3,500,000	3,361,692

Investment Portfolio - September 30, 2022

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 3.6%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[4]	4,820,016	$4,595,495
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,579,000	1,570,354
DCP Midstream Operating LP, 3.875%, 3/15/2023	5,000,000	4,949,450
Energy Transfer LP, 4.25%, 3/15/2023	4,000,000	3,981,703
PetroTal Corp. (Peru), 12.00%, 2/16/2024 (Acquired 02/01/2021, cost $2,584,000)[5]	2,720,000	2,763,192
Ping Petroleum UK Ltd. (Bermuda), 12.00%, 7/29/2024 (Acquired 07/14/2021-09/15/2021, cost $2,257,763)[5]	2,300,000	2,254,000
Sabine Pass Liquefaction LLC,
5.625%, 4/15/2023	1,834,000	1,837,547
5.75%, 5/15/2024	7,000,000	7,027,242
		28,978,983
Total Energy		32,340,675

Financials - 9.1%
Banks - 4.4%
Bank of America Corp.,
(3 mo. LIBOR US + 0.780%), 3.55%, 3/5/2024[6]	3,000,000	2,977,306
(3 mo. LIBOR US + 0.760%), 4.053%, 9/15/2026[3]	3,561,000	3,461,859
JPMorgan Chase & Co., 8.00%, 4/29/2027	3,000,000	3,293,721
KeyBank NA, (U.S. Secured Overnight Financing Rate + 0.340%), 0.423%, 1/3/2024[6]	5,000,000	4,934,228
Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.455%), 0.529%, 1/25/2024[6]	5,000,000	4,919,767
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	3,735,000	3,707,328
The Goldman Sachs Group, Inc.,
(U.S. Secured Overnight Financing Rate + 0.572%), 0.673%, 3/8/2024[6]	5,000,000	4,884,821
(U.S. Secured Overnight Financing Rate + 1.390%), 3.974%, 3/15/2024[3]	7,500,000	7,529,133
		35,708,163
Capital Markets - 1.2%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	1,525,000	1,317,978
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[4]	2,850,000	2,586,419
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[4]	3,000,000	2,601,434

		SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
StoneX Group, Inc., 8.625%, 6/15/2025[4]		3,580,000	$3,623,016
			10,128,847
Consumer Finance - 2.6%
Navient Corp.,
5.50%, 1/25/2023		7,750,000	7,751,737
6.75%, 6/25/2025		1,800,000	1,687,824
OneMain Finance Corp., 5.625%,
3/15/2023		8,233,000	8,210,575
PRA Group, Inc., 7.375%, 9/1/2025[4]		3,570,000	3,460,267
			21,110,403
Diversified Financial Services - 0.5%
FS Energy & Power Fund, 7.50%, 8/15/2023[4]		3,685,000	3,689,178

Mortgage Real Estate Investment Trusts (REITS) - 0.4%
Arbor Realty Trust, Inc., 8.00%, 4/30/2023 (Acquired 05/10/2021, cost $3,785,222)[5]		3,555,000	3,565,534

Total Financials			74,202,125

Industrials - 5.3%
Airlines - 1.7%
Alaska Airlines Pass-Through Trust,
Series 2020-1, Class B, 8.00%, 8/15/2025[4]		4,178,617	4,219,210
Southwest Airlines Co., 5.25%, 5/4/2025		3,000,000	2,997,428
United Airlines Pass-Through Trust,
Series 2019-2, Class B, 3.50%, 5/1/2028		3,985,486	3,244,110
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%, 3/1/2026		3,670,033	3,352,581
			13,813,329
Commercial Services & Supplies - 1.1%
Airswift Global AS (United Kingdom) (3 mo. LIBOR US + 8.500%), 11.423%, 5/12/2025 (Acquired 05/03/2021, cost $3,100,000)[3,5]		3,100,000	3,087,775
Cartiga LLC, 8.00%, 6/15/2026
(Acquired 06/14/2021, cost $4,000,000)[5]		4,000,000	3,575,633
The ADT Security Corp., 4.125%, 6/15/2023		2,700,000	2,666,861
			9,330,269
Electrical Equipment - 0.3%
Joetul AS (Norway) (3 mo. NIBOR + 6.950%), 8.62%, 10/6/2024[3]	NOK	23,000,000	2,091,216

Marine - 1.7%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025		6,560,000	6,232,000

Investment Portfolio - September 30, 2022

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine (continued)
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[4]		7,600,000	$7,448,000
			13,680,000
Road & Rail - 0.2%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[6]		1,500,000	1,405,399
Trading Companies & Distributors - 0.3%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028		1,970,000	1,589,713
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[4]		1,500,000	1,311,144
			2,900,857
Total Industrials			43,221,070

Information Technology - 0.5%
Software - 0.5%
Cabonline Group Holding AB (Sweden)
(3 mo. STIB + 9.500%), 10.617%, 4/19/2026[3,4]	SEK	17,500,000	1,526,480
Extenda Retail Holding 1 AB (Sweden)
(3 mo. STIB + 6.750%), 7.553%, 3/30/2027 (Acquired 03/24/2022, cost $3,620,906)[3,5]	SEK	34,000,000	2,915,134

Total Information Technology			4,441,614

Materials - 0.2%
Metals & Mining - 0.2%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[4]		1,750,000	1,499,386
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/06/2017-09/12/2019, cost $4,353,936)[5,7]		5,870,000	587

Total Materials			1,499,973

Real Estate - 3.5%
Equity Real Estate Investment Trusts (REITS) - 3.1%
Crown Castle, Inc.,
3.15%, 7/15/2023		3,615,000	3,567,894
3.10%, 11/15/2029		2,250,000	1,887,992
IIP Operating Partnership LP, 5.50%,
5/25/2026		4,320,000	3,804,464
Novedo Holding AB (Sweden) (3 mo.
STIB + 6.500%), 7.765%, 11/26/2024
(Acquired 11/15/2021-03/30/2022, cost $2,935,885)[3,5]	SEK	26,250,000	2,260,822
Pelorus Fund REIT LLC, 7.00%,
9/30/2026 (Acquired 09/21/2021-
07/08/2022, cost $4,218,250)[5]		4,345,000	3,750,229
SBA Tower Trust,
2.836%, 1/15/2025[4]		3,500,000	3,275,335

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
SBA Tower Trust, (continued)
1.884%, 1/15/2026[4]	2,750,000	$2,418,484
Simon Property Group LP, 2.65%, 2/1/2032	5,500,000	4,289,975
		25,255,195
Real Estate Management & Development - 0.4%
Carrington Holding Co. LLC, 8.00%, 1/1/2026[4]	3,500,000	3,134,471

Total Real Estate		28,389,666

Utilities - 1.8%
Electric Utilities - 1.2%
Alexander Funding Trust, 1.841%, 11/15/2023[4]	10,000,000	9,449,130

Independent Power and Renewable Electricity Producers - 0.4%
Vistra Operations Co. LLC, 3.55%, 7/15/2024[4]	3,500,000	3,334,584

Multi-Utilities - 0.2%
Dominion Energy, Inc., 2.45%, 1/15/2023[4]	2,000,000	1,989,144

Total Utilities		14,772,858

TOTAL CORPORATE BONDS
(Identified Cost $300,626,574)		276,756,627

ASSET-BACKED SECURITIES - 31.7%

Aligned Data Centers Issuer LLC,
Series 2021-1A, Class A2, 1.937%, 8/15/2046[4]	4,500,000	3,867,725
Ally Auto Receivables Trust, Series 2022-1, Class A1, 1.355%, 5/15/2023	1,502,607	1,501,337
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, 2.97%, 3/20/2024[4]	8,000,000	7,968,527
BRSP Ltd., Series 2021-FL1, Class A,
(1 mo. LIBOR US + 1.150%), 4.143%, 8/19/2038[3,4]	3,000,000	2,911,183
Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[4]	4,176,705	3,667,520
CarMax Auto Owner Trust, Series 2020- 4, Class A3, 0.50%, 8/15/2025	8,307,048	8,092,938
Carvana Auto Receivables Trust,
Series 2020-N1A, Class B, 2.01%, 3/17/2025[4]	268,806	268,615
Series 2020-P1, Class A4, 0.61%, 10/8/2026	5,788,000	5,444,294
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1, 1.69%, 7/15/2060[4]	3,774,064	3,353,006
Series 2020-1, Class B1, 2.28%, 7/15/2060[4]	1,841,007	1,610,309

Investment Portfolio - September 30, 2022

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Chase Auto Owner Trust, Series 2022-AA, Class A1, 2.983%, 8/25/2023[4]	6,417,931	$6,408,782
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[4]	5,625,288	4,822,373
College Ave Student Loans LLC, Series 2021-A, Class A2, 1.60%, 7/25/2051[4]	1,872,113	1,599,459
Commonbond Student Loan Trust,
Series 2019-AGS, Class A1, 2.54%, 1/25/2047[4]	2,065,233	1,868,824
CoreVest American Finance Trust,
Series 2019-1, Class A, 3.324%, 3/15/2052[4]	728,043	713,817
Series 2019-3, Class A, 2.705%, 10/15/2052[4]	1,884,313	1,768,474
Series 2020-3, Class A, 1.358%, 8/15/2053[4]	1,148,553	1,007,419
Series 2020-4, Class A, 1.174%, 12/15/2052[4]	1,082,060	965,326
Credit Acceptance Auto Loan Trust,
Series 2020-3A, Class A, 1.24%, 10/15/2029[4]	6,410,000	6,232,868
Series 2021-2A, Class C, 1.64%, 6/17/2030[4]	3,800,000	3,445,633
Series 2021-3A, Class C, 1.63%, 9/16/2030[4]	3,000,000	2,667,421
Series 2022-1A, Class A, 4.60%, 6/15/2032[4]	7,400,000	7,226,815
DataBank Issuer, Series 2021-1A, Class A2, 2.06%, 2/27/2051[4]	5,200,000	4,464,560
Diamond Infrastructure Funding LLC,
Series 2021-1A, Class A, 1.76%, 4/15/2049[4]	5,000,000	4,105,928
DT Auto Owner Trust, Series 2020-1A, Class C, 2.29%, 11/17/2025[4]	5,857,583	5,829,051
EDvestinU Private Education Loan Issue No. 1 LLC,
Series 2019-A, Class A, 3.58%, 11/25/2038[4]	1,710,890	1,617,703
Series 2021-A, Class A, 1.80%, 11/25/2045[4]	1,963,180	1,677,618
Flagship Credit Auto Trust, Series 2019- 4, Class B, 2.53%, 11/17/2025[4]	2,816,138	2,812,954
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[4]	4,760,000	4,141,044
Ford Credit Auto Owner Trust,
Series 2022-C, Class A1, 3.633%, 10/15/2023	5,500,000	5,499,443
FS RIALTO, Series 2021-FL2, Class A,
(1 mo. LIBOR US + 1.220%), 4.159%, 5/16/2038[3,4]	3,000,000	2,909,904
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[4]	3,455,295	2,791,986
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025[4]	3,000,000	2,742,888
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[4]	3,500,000	2,998,301
HTS Fund I LLC, Series 2021-1, Class A, 1.411%, 8/25/2036[4]	1,750,000	1,691,749

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Hyundai Auto Lease Securitization Trust,
Series 2020-B, Class A3, 0.51%, 9/15/2023[4]	2,343,993	$2,335,916
ITE Rail Fund Levered LP, Series 2021- 3A, Class A, 2.21%, 6/28/2051[4]	5,654,450	4,876,456
KREF Ltd., Series 2021-FL2, Class AS,
(1 mo. LIBOR US + 1.300%), 4.239%, 2/15/2039[3,4]	3,500,000	3,335,816
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 2.73%, 10/25/2048[4]	446,267	436,618
LCCM Trust,
Series 2021-FL2, Class AS, (1 mo. LIBOR US + 1.550%), 4.368%, 12/13/2038[3,4]	2,000,000	1,895,538
Series 2021-FL2, Class B, (1 mo. LIBOR US + 1.900%), 4.718%, 12/13/2038[3,4]	3,000,000	2,854,783
LFS LLC, Series 2022-A, Class
A, 5.25%, 5/15/2034 (Acquired 05/11/2022, cost $6,711,241)[5]	6,736,165	6,540,877
Libra Solutions LLC, Series 2022-1A,
Class A, 4.75%, 5/15/2034[4]	3,231,018	3,174,302
Libra Solutions LLC, Series 2022-2A,
Class A, 6.85%, 10/15/2034[4]	5,200,000	5,196,185
Navient Private Education Loan Trust,
Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 3.594%, 6/25/2031[3]	4,090,175	3,963,139
Series 2015-BA, Class A3, (1 mo. LIBOR US + 1.450%), 4.268%, 7/16/2040[3,4]	2,027,641	2,015,721
Series 2017-2A, Class A, (1 mo. LIBOR US + 1.050%), 4.134%, 12/27/2066[3,4]	3,240,839	3,207,371
Series 2020-1A, Class A1B, (1 mo. LIBOR US + 1.050%), 4.134%, 6/25/2069[3,4]	2,386,833	2,369,169
Series 2020-GA, Class A, 1.17%, 9/16/2069[4]	655,496	575,084
Series 2021-1A, Class A1A, 1.31%, 12/26/2069[4]	5,641,889	4,624,586
Series 2021-A, Class A, 0.84%, 5/15/2069[4]	998,456	881,920
Series 2022-A, Class A, 2.23%, 7/15/2070[4]	3,674,543	3,267,508
Oxford Finance Funding LLC,
Series 2019-1A, Class A2, 4.459%, 2/15/2027[4]	3,397,136	3,363,086
Series 2020-1A, Class A2, 3.101%, 2/15/2028[4]	5,430,988	5,365,989
Series 2020-1A, Class B, 4.037%, 2/15/2028[4]	2,104,565	2,021,534
Series 2022-1A, Class A2, 3.602%, 2/15/2030[4]	4,650,000	4,263,345
PEAR LLC, Series 2021-1, Class
A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $4,726,485)[5]	4,726,485	4,446,661

Investment Portfolio - September 30, 2022

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

PenFed Auto Receivables Owner Trust,
Series 2022-A, Class A1, 3.174%, 9/15/2023[4]	5,311,871	$5,304,559
Progress Residential Trust, Series 2019-
SFR4, Class A, 2.687%, 10/17/2036[4]	3,800,000	3,650,001
Santander Drive Auto Receivables Trust,
Series 2020-2, Class C, 1.46%, 9/15/2025	5,875,871	5,847,807
Series 2020-4, Class C, 1.01%, 1/15/2026	5,047,897	4,994,534
Slam Ltd., Series 2021-1A, Class A,
(Cayman Islands), 2.434%, 6/15/2046[4]	5,900,160	4,841,253
SMB Private Education Loan Trust,
Series 2014-A, Class A3, (1 mo. LIBOR US + 1.500%), 4.318%, 4/15/2032[3,4]	2,359,337	2,360,030
Series 2019-B, Class A2A, 2.84%, 6/15/2037[4]	2,707,609	2,518,442
Series 2020-B, Class A1A, 1.29%, 7/15/2053[4]	1,560,618	1,398,860
SoFi Professional Loan Program LLC,
Series 2016-C, Class A2B, 2.36%, 12/27/2032[4]	2,478	2,473
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[4]	175,118	168,806
Stack Infrastructure Issuer LLC,
Series 2021-1A, Class A2, 1.877%, 3/26/2046[4]	3,400,000	2,936,790
Stonepeak, Series 2021-1A, Class AA, 2.301%, 2/28/2033[4]	1,029,961	914,090
Store Master Funding I-VII and XIV,
Series 2019-1, Class A1, 2.82%, 11/20/2049[4]	2,386,669	2,137,953
Textainer Marine Containers VII Ltd.,
Series 2021-1A, Class A, 1.68%, 2/20/2046[4]	5,764,000	4,883,027
Towd Point Mortgage Trust,
Series 2016-5, Class A1, 2.50%, 10/25/2056[4,8]	192,795	190,391
Series 2017-1, Class A1, 2.75%, 10/25/2056[4,8]	610,210	601,003
Series 2018-2, Class A1, 3.25%, 3/25/2058[4,8]	593,598	575,864
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 4.084%, 10/25/2048[3,4]	1,364,207	1,345,525
Tricon American Homes, Series 2020- SFR1, Class C, 2.249%, 7/17/2038[4]	2,500,000	2,198,379
Trinity Rail Leasing 2018 LLC, Series 2020-1A, Class A, 1.96%, 10/17/2050[4]	2,309,373	2,041,884
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051[4]	1,905,099	1,611,979
Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, 3/20/2046[4]	5,758,500	4,852,309
TRP LLC, Series 2021-1, Class A, 2.07%, 6/19/2051[4]	2,940,649	2,526,861

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2, 1.645%, 9/15/2045[4]	6,500,000	$5,710,716
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[4]	4,000,000	3,605,188

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $278,548,755)		258,926,122

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.8%

BDS, Series 2021-FL8, Class B, (Cayman Islands) (1 mo. LIBOR US + 1.350%), 4.343%, 1/18/2036[3,4]	3,000,000	2,858,703
BRAVO Residential Funding Trust,
Series 2019-2, Class A3, 3.50%, 10/25/2044[4,8]	3,675,735	3,447,107
Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%, 10/25/2061[4,8]	2,639,573	2,294,388
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[4,8]	86,507	85,145
Credit Suisse Mortgage Capital Trust,
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[4,8]	117,245	100,724
Fannie Mae REMICS, Series 2018-31,
Class KP, 3.50%, 7/25/2047	102,754	99,666
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%, 12/10/2036[4]	4,480,000	4,216,160
Freddie Mac Multifamily Structured
Pass-Through Certificates,
Series K030, Class X1 (IO), 0.260%, 4/25/2023[8]	47,634,113	24,453
Series K032, Class X1 (IO), 0.179%, 5/25/2023[8]	29,617,379	13,294
Series K106, Class X1 (IO), 1.477%, 1/25/2030[8]	53,795,276	4,196,408
FREMF Mortgage Trust,
Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[4]	69,608,225	11,684
Series 2015-K42, Class B, 3.980%, 1/25/2048[4,8]	1,900,000	1,822,919
Series 2015-K43, Class B, 3.860%, 2/25/2048[4,8]	1,500,000	1,433,798
GCAT Trust, Series 2022-NQM3, Class
A1, 4.348%, 4/25/2067[4,8]	9,683,190	9,290,902
GS Mortgage-Backed Securities Trust,
Series 2021-GR3, Class A6, 2.50%, 4/25/2052[4,8]	5,751,021	4,946,576
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[4,8]	3,473,695	2,988,631
Series 2022-PJ1, Class A15, (U.S.
Secured Overnight Financing Rate 30day Average + 0.850%), 3.131%, 5/28/2052[3,4]	4,647,739	4,311,223
Series 2022-PJ3, Class A24, 3.00%, 8/25/2052[4,8]	9,537,762	8,399,569

Investment Portfolio - September 30, 2022
(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Imperial Fund Mortgage Trust,
Series 2022-NQM2, Class A1, 3.638%, 3/25/2067[4,9]	7,099,913	$6,621,779
Series 2022-NQM3, Class A1, 4.38%, 5/25/2067[4,9]	4,477,327	4,311,392
Series 2022-NQM4, Class A1, 4.767%, 6/25/2067[4,9]	9,797,201	9,457,561
J.P. Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[4,8]	412,768	386,468
Series 2022-INV3, Class A4B, 3.00%, 9/25/2052[4,8]	7,391,908	6,483,259
Metlife Securitization Trust, Series 2019-1A, Class A, 3.75%, 4/25/2058[4,8]	835,006	793,179
New Residential Mortgage Loan Trust,
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[4,8]	271,243	252,763
Series 2015-2A, Class A1, 3.75%, 8/25/2055[4,8]	382,626	355,914
Series 2019-2A, Class A1, 4.25%, 12/25/2057[4,8]	1,859,518	1,780,507
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[4]	2,335,956	2,087,890
RCKT Mortgage Trust, Series 2021-6, Class A5, 2.50%, 12/25/2051[4,8]	5,488,877	4,721,839
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[4]	3,349,147	3,168,282
Sequoia Mortgage Trust,
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	128,456	109,490
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	1,327,077	1,166,945
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]	131,110	113,895
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	152,176	134,397
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 4.288%, 11/15/2027[3,4]	1,777,115	1,248,269
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[4,8]	2,327,746	2,114,931
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[4,8]	76,343	69,717
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $102,013,162)		95,919,827

FOREIGN GOVERNMENT BONDS - 0.7%

Mexico Government International Bond (Mexico), 4.125%, 1/21/2026	1,800,000	1,744,287
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

FOREIGN GOVERNMENT BONDS (continued)

Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024	4,500,000	$4,230,182
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $6,251,589)		5,974,469

MUNICIPAL BONDS - 0.4%

Hawaii, Series GC, G.O. Bond, 2.632%, 10/1/2037
(Identified Cost $4,058,571)	3,905,000	2,875,188

U.S. TREASURY SECURITIES - 3.7%

U.S. Treasury Notes - 3.7%
U.S. Treasury Note
0.125%, 8/31/2023	21,400,000	20,610,039
0.25%, 8/15/2024	10,460,000	9,732,703
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $31,841,042)		30,342,742

U.S. GOVERNMENT AGENCIES - 0.2%

Mortgage-Backed Securities - 0.2%
Fannie Mae
Pool #888810, UMBS, 5.50%, 11/1/2022	6	6
Pool #AD0462, UMBS, 5.50%, 10/1/2024	2,326	2,356
Pool #MA0115, UMBS, 4.50%, 7/1/2029	29,327	28,817
Pool #MA1834, UMBS, 4.50%, 2/1/2034	122,930	120,140
Pool #995876, UMBS, 6.00%, 11/1/2038	216,004	225,826
Pool #AW5338, UMBS, 4.50%, 6/1/2044	482,775	465,080
Pool #AS3878, UMBS, 4.50%, 11/1/2044	355,137	347,100
Pool #BE7845, UMBS, 4.50%, 2/1/2047	97,026	94,314
Freddie Mac
Pool #G12988, 6.00%, 1/1/2023	34	34
Pool #G13078, 6.00%, 3/1/2023	92	92
Pool #G13331, 5.50%, 10/1/2023	320	321
Pool #C91359, 4.50%, 2/1/2031	80,601	79,218
Pool #D98711, 4.50%, 7/1/2031	233,626	229,617
Pool #C91746, 4.50%, 12/1/2033	176,646	173,576
Pool #G05900, 6.00%, 3/1/2040	38,385	40,173
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $1,928,221)		1,806,670

Investment Portfolio - September 30, 2022
(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT SECURITIES - 7.1%

U.S. Treasury Bill - 7.1%
U.S. Treasury Bill, 0.369%, 12/22/2022[10]
(Identified Cost $58,267,049)	58,635,000	$58,222,157

SHORT-TERM INVESTMENT - 6.7%

Dreyfus Government Cash Management, Institutional Shares, 2.75%[11]
(Identified Cost $54,939,936)	54,939,936	54,939,936
TOTAL INVESTMENTS - 98.7%
(Identified Cost $857,404,645)		806,160,824
OTHER ASSETS, LESS LIABILITIES - 1.3%		10,481,556
NET ASSETS - 100%		$816,642,380

FUTURES CONTRACTS: LONG POSITIONS OPEN AT SEPTEMBER 30, 2022
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[1]	VALUE/UNREALIZED DEPRECIATION
285	Euro-BTP	EUREX	December 2022	31,277,610	$(2,293,195)
365	Euro-BUND	EUREX	December 2022	49,540,400	(2,736,613)
TOTAL LONG POSITIONS					$(5,029,808)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT SEPTEMBER 30, 2022
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[1]	VALUE/UNREALIZED APPRECIATION/ DEPRECIATION
3,550	Euro-SCHATZ	EUREX	December 2022	372,846,057	$3,979,518
110	Japanese Bonds (10 Year)	OSE	December 2022	112,713,328	(189,858)
TOTAL SHORT POSITIONS					$3,789,660

EUR - Euro

EUREX - Eurex Exchange

EURIBOR - Euro Interbank Offered Rate

G.O. Bond - General Obligation Bond

IO - Interest only

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

No. - Number

NOK - Norwegian Krone

OSE - Osaka Exchange

REMICS - Real Estate Mortgage Investment Conduits

SEK - Swedish Krona

STIB - Stockholm Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

1Amount is stated in USD unless otherwise noted.

2Security has been valued using significant unobservable inputs.

3Floating rate security. Rate shown is the rate in effect as of September 30, 2022.

Investment Portfolio - September 30, 2022
(unaudited)

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2022 was $392,735,806, which represented 48.1% of the Series’ Net Assets.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at September 30, 2022 was $39,962,799, or 4.9% of the Series’ Net Assets.

6Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2022.

7Issuer filed for bankruptcy and/or is in default of interest payments.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2022.

9Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of September 30, 2022.

10Represents the annualized yield at time of purchase.

11Rate shown is the current yield as of September 30, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Energy	$4,889,423	$—	$—	$4,889,423
Preferred securities:
Health Care	2,723,040	2,723,040	—	—
Information Technology	5,345,507	5,345,507	—	—
Debt securities:
Loan Assignments	7,439,116	—	7,439,116	—
U.S. Treasury and other U.S. Government agencies	90,371,569	—	90,371,569	—
States and political subdivisions (municipals)	2,875,188	—	2,875,188	—
Corporate debt:
Communication Services	36,757,580	—	36,757,580	—
Consumer Discretionary	30,995,948	—	30,995,948	—
Consumer Staples	10,135,118	—	10,135,118	—
Energy	32,340,675	—	32,340,675	—
Financials	74,202,125	—	74,202,125	—
Industrials	43,221,070	—	43,221,070	—
Information Technology	4,441,614	—	4,441,614	—
Materials	1,499,973	—	1,499,973	—
Real Estate	28,389,666	—	28,389,666	—
Utilities	14,772,858	—	14,772,858	—
Asset-backed securities	258,926,122	—	258,926,122	—
Commercial mortgage-backed securities	95,919,827	—	95,919,827	—

Investment Portfolio - September 30, 2022
(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Foreign government bonds	$5,974,469	$—	$5,974,469	$—
Short-Term Investment	54,939,936	54,939,936	—	—
Other financial instruments:*
Interest rate contracts	3,979,518	3,979,518	—	—
Total assets	810,140,342	66,988,001	738,262,918	4,889,423
Liabilities:
Other financial instruments:*
Interest rate contracts	(5,219,666)	(5,219,666)	—	—
Total liabilities	(5,219,666)	(5,219,666)	—	—
Total	$804,920,676	$61,768,335	$738,262,918	$4,889,423

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.